Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2018	December 31, 2019
Assets
Current assets
Cash and cash equivalents	19,464,246	7,807,740
Restricted cash	—	27,871,552
Short-term investments	5,000,000	31,430,000
Accounts receivable, net	200,289,537	526,689,373
Amount due from subsidiaries of the Company	291,902,904	548,857,973
Amount due from related parties	—	262,581,158
Prepayments and other current assets	80,565,668	172,737,341
Total current assets	597,222,355	1,577,975,137
Non-current assets
Property and equipment, net	13,376,314	23,152,687
Long-term investments	—	10,000,000
Right-of-use assets	—	61,931,400
Intangible assets	—	4,029,056
Other non-current assets	8,945,774	14,211,365
Total non-current assets	22,322,088	113,324,508
Total assets	619,544,443	1,691,299,645
Liabilities
Current liabilities
Accounts payable	73,087,671	313,189,188
Amount due to subsidiaries of the Company	629,835,620	2,734,962,567
Amount due to related parties	—	3,330,101
Registered users’ loyalty payable	249,881,449	127,253,323
Advance from customers and deferred revenue	152,181,358	246,251,382
Salary and welfare payable	41,665,582	126,884,752
Tax payable	100,757,561	93,025,726
Lease liabilities, current	—	31,275,663
Accrued liabilities related to users’ loyalty programs	44,133,812	89,184,947
Accrued liabilities and other current liabilities	360,711,336	761,687,143
Total current liabilities	1,652,254,389	4,527,044,792
Lease liabilities, non-current	—	25,279,037
Total liabilities	1,652,254,389	4,552,323,829

	Year ended December 31,
	2017	2018	2019
Net revenues	517,052,950	3,065,573,756	5,627,372,568
Net loss	(90,843,873)	(1,882,747,022)	(2,469,063,768)

	Year ended December 31,
	2017	2018	2019
Net cash provided by/(used in) operating activities	132,992,222	(77,218,211)	(2,782,745,243)
Net cash provided by/(used in) investing activities	(121,943,180)	90,767,728	(60,545,682)
Net cash (used in) financing activities	—	(5,402,941)	2,859,505,971
Net increase in cash and cash equivalents	11,049,042	8,146,576	16,215,046

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 2018	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	115,436,080	—	115,436,080

As of December 2019	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	314,812,946	—	314,812,946

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or estimated useful lives of the assets
Office equipment	3 – 5 years

Schedule of Disaggregation of Revenue

In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(e))
Major service line
Advertising service provided to advertising customers, recorded gross (1)	264,471,551	2,399,716,518	4,339,602,177	623,344,850
Advertising service provided to advertising platforms, recorded net	248,410,930	414,541,506	1,075,718,365	154,517,275
Other service
Agent and platform services	4,170,469	203,389,356	33,154,982	4,762,415
Live streaming and online games	-	-	104,445,462	15,002,652
Other revenues	-	4,498,405	17,159,618	2,464,825
Total Other services	4,170,469	207,887,761	154,760,062	22,229,892
	517,052,950	3,022,145,785	5,570,080,604	800,092,017

(1)

For the year ended December 31, 2019, revenue in advertising services provided to advertising customers which recorded gross include integrated marketing solution services which amounted to nil, nil and RMB 381.8 million.

Schedule of Revisions on Previously Issued Consolidated Financial Statements	The impact of the error was not material to the previously issued financial statements taken as a whole and the impact of these revisions on the previously issued consolidated financial statements are reflected in the following table:

	Year ended December 31, 2017
	As Previously Reported	Adjustments	As Revised
Numerator:
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(100,772,472)	—	(100,772,472)
Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding
Basic and diluted	24,062,500	1,479,531	25,542,031
Basic and diluted loss per share	(4.19)	0.24	(3.95)
Denominator for basic and diluted loss per ADS Weighted- average ADS outstanding
Basic and diluted	96,250,000	5,918,124	102,168,124
Basic and diluted loss per ADS	(1.05)	0.06	(0.99)

	Year ended December 31, 2018
	As Previously Reported	Adjustments	As Revised
Numerator:
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(2,028,941,350)	—	(2,028,941,350)
Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding
Basic and diluted	35,000,472	3,506,712	38,507,184
Basic and diluted loss per share	(57.97)	5.28	(52.69)
Denominator for basic and diluted loss per ADS Weighted- average ADS outstanding
Basic and diluted	140,001,888	14,026,848	154,028,736
Basic and diluted loss per ADS	(14.49)	1.32	(13.17)

The following potential ordinary shares were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31, 2017
	As Previously Reported	Adjustments	As Revised
Preferred shares — weighted average	1,425,137	—	1,425,137
Share options — weighted average	8,496,225	(1,479,531)	7,016,694
Restricted shares — weighted average	—	—	—

	Year ended December 31, 2018
	As Previously Reported	Adjustments	As Revised
Preferred shares — weighted average	10,134,756	—	10,134,756
Share options — weighted average	9,857,447	(3,506,712)	6,350,735
Restricted shares — weighted average	6,976,785	—	6,976,785